Statements of Consolidated Financial Position (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Aug. 31, 2013	Aug. 31, 2012
Current Assets:
Cash and cash equivalents (variable interest entities restricted)	$ 140	$ 120
Trade receivables, net (variables interest entities restricted)	$ 0	$ 52
Shareowners’ Equity:
Common stock, Authorized	1,500,000,000	1,500,000,000
Common stock, Par value	$ 0.01	$ 0.01
Common stock, Issued	601,631,267	596,136,929
Common stock, Outstanding	529,029,712	534,373,880
Treasury Stock, at Cost	72,601,555	61,763,049